UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
Convertible Preferred Stocks -10.38%
Dominion Resource Cap. Trust. 8.4%	8,000	207,920
Ford Motor Company - 6.500%	5,000	225,000
Georgia Power Cap. Trust 7.125%	1,600	41,280
Glenborough Realty - 7.750%	10,743	268,575
McKesson Financing - 5.000%	3,000	156,000
TCW Conv. Secs. FD	60,000	301,800
Travelers PPTY Casualty - 4.500%	8,000	181,440
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,432,749)		1,382,015

Corporate Bond Trust Certificates - 29.04%
Abbey National Plc. - 7.375% (a)	4,000	104,800
American General Capital III - 8.05%	3,000	76,650
BAC Capital Trust III - 7.000%	10,000	259,900
BCH Capital Ltd. - 9.430%	2,100	53,487
Cabco Trust for AOL	5,400	143,370
Citigroup Capital - 7.125%	15,000	386,700
CorTS CTFS 6.05%	9,000	219,780
CorTS DEB BK A 6.0%	7,500	181,275
CorTS DEB BK A 8.75%	8,000	181,680
CorTS Trust IBM - 7.000%	12,500	330,000
CorTS Trust Verizon - 7.375%	12,500	328,125
General Motors Acceptance Corporation - 7.350%	10,000	214,500
Household Capital Trust V - 10.000%	3,400	86,020
Household Cap. Tr. VI 8.25%	7,500	195,975
MBNA Capital D - 8.125%	14,000	357,140
Morgan Stanley Cap. Trust 6.25%	5,000	123,150
NB Capital Corporation - 8.350%	3,900	104,832
Preferred Plus Trust	11,400	269,040
Southern Company Capital Trust VI - 7.125%	6,000	154,500
Strats Trust Dominion Resources Inc. - 5.900%	3,800	91,960
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $3,935,838)		3,862,884

Preferred Stocks - 0.38%
Ameriserv Fin. Cap Trust 8.45%	2,000	50,220
TOTAL PREFERRED STOCKS (Cost $50,332)		50,220

Investment Companies - 30.27%

Closed-End Bond Funds - 28.07%
1838 Bond-Debenture Trading Fund	33,600	613,536
ACM Managed Inc. Fund	11,200	39,536
Allmerica Securities Trust	11,500	104,305
American Income Fund	11,100	89,022
Blackrock Income Opportunity Trust	16,000	174,080
Evergreen Managed Inc.Fund	900	15,435
Gabelli Conv. & Inc.	9,500	237,025
Hancock Tax Adv.	17,500	296,800
MFS Intermediate Income Trust	100,000	639,000
Pacific American Income Shares, Inc.	15,000	215,700
Pioneer Interest Shares Inc.	33,500	370,510
Putnam Premier Income Trust	100,000	630,000
Van Kampen Bond Fund	18,000	309,060
		3,734,009

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2005 (Unaudited)

	Shares	Value
Investment Companies - 30.27% continued

Closed-End Bond Fund, Senior Securities - 2.20%
Royce Value Trust Inc. - 5.90%	12,100	292,941
		292,941

TOTAL INVESTMENT COMPANIES (Cost $4,108,959)		4,026,950

REIT Preferred Shares - 9.69%
Commercial Net Lease Realty	14,000	258,300
Developers Diversified Realty Corporation - 8.600%	12,700	333,883
Kimco Realty - 6.650%	12,500	312,500
Prologis Trust - 6.750%	8,200	205,000
Public Storage - 7.500%	7,000	179,410
TOTAL REIT PREFERRED SHARES (Cost $1,313,447)		1,289,093

Money Market Securities - 21.86%
First American Government Obligations Fund -
Class S, 1.94%, (Cost $2,908,190) (b)	2,908,190	2,908,190

TOTAL INVESTMENTS (Cost $13,699,182) - 101.62%		$ 13,519,352

Other assets less liabilities - -(1.62)%		(215,522)

TOTAL NET ASSETS - 100%		$ 13,303,830

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 98.93%

Aerospace & Defense - 5.79%
B F Goodrich Co.	3,000	114,870
Boeing Co.	2,000	116,920
L3 Communications	4,000	284,080
		515,870

Commercial Banks - 8.53%
Northern Trust Corp.	5,000	217,200
U.S. Bancorp	10,000	288,200
Wachovia Corp.	5,000	254,550
		759,950

Communication - 5.60%
Alltel Corp.	3,000	164,550
Comcast Corp. (a)	10,000	334,000
		498,550

Computer & Telecom Equipment - 13.02%
Cisco Systems Inc. (a)	10,000	178,900
Hewlett Packard Co.	10,000	219,400
International Business Machines Corp.	3,000	274,140
Texas Instruments, Inc.	10,000	254,900
Veritas Software (a)	10,000	232,200
		1,159,540

Consumer Products and Services - 5.52%
Avery Dennison Corp.	3,000	185,790
Radio Shack	5,000	122,500
William Sonoma (a)	5,000	183,750
		492,040
Energy - 8.40%
Anadarko Petroleum, Inc.	5,000	380,500
Apache Corp.	6,000	367,380
		747,880

Entertainment - 14.65%
Gannett Company Inc.	2,000	158,160
Harrah's Entertainment Inc.	5,000	322,900
International Game Technology	10,000	266,600
Liberty Media Corp. - Class A (a)	25,000	259,250
Time Warner, Inc. (a)	17,000	298,350
		1,305,260

Finance Services - 16.76%
American Express Co.	5,000	256,850
Bear Stearns Co.	2,000	199,800
MBNA Corp.	10,000	245,500
Merrill Lynch & Co., Inc.	5,000	283,000
Principal Financial Group	5,000	192,450
St. Paul Companies	5,000	183,650
State Street Corp.	3,000	131,160
		1,492,410

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2005 (Unaudited)

Common Stocks - 98.93% Continued	Shares	Value

Healthcare - 8.86%
Abbott Laboratories, Inc.	5,000	233,100
Laboratory Corp. of America Holdings (a)	5,000	241,000
Pfizer, Inc.	12,000	315,240
		789,340

Machinery and Equipment - 3.83%
Bio Rad Labatories (a)	4,000	194,840
Boston Scientific (a)	5,000	146,450
		341,290

Medical and Laboratory Instruments - 6.45%
General Electric Co.	7,000	252,420
Honeywell International Inc.	5,000	186,050
Pall Corp.	5,000	135,600
		574,070

Software -1.52%
Computer Associates	5,000	135,500
		135,500

TOTAL COMMON STOCKS (Cost $8,081,873)		8,811,700

Money Market Securities - 2.66%
First American Government Obligations Fund -	237,010	237,010
Class s, 1.94%, (Cost $2,900,418) (b)

TOTAL INVESTMENTS (Cost $8,318,883) - 101.59%		$ 9,048,710

Liabilities in excess of other assets - -(1.59)%		(141,623)

TOTAL NET ASSETS - 100.00%		$ 8,907,088

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 82.06%

Communications - 4.96%
Shaw Communications Inc.	12,000	244,560
UTStarcom Inc. Com. (a)	10,000	109,500
		354,060

Computer Equipment and Software - 9.55%
Echelon Corp. (a)	15,586	106,608
GTSI Corp. (a)	5,000	48,500
Mehode Electronics class A	14,500	175,595
Quantum Corp. (a)	65,000	189,150
Sun Microsystems, Inc. (a)	40,000	161,600
		681,453

Consumer Products and Services - 9.03%
Cobra Electronics Corporation (a)	25,000	188,750
Mayor's Jewelers, Inc. (a)	100,000	65,000
National Presto Ind.	5,000	201,500
The Stephan Company	42,000	189,000
		644,250

Energy - 4.46%
Active Power Inc. (a)	35,000	113,400
Calpine Corp. (a)	25,000	70,000
Whiting Petroleum Corp. (a)	3,300	134,574
		317,974
Entertainment -7.66%
Alliance Gaming Corp. (a)	15,000	143,850
Gray Television, Inc. - Class A	11,000	143,110
Liberty Media Corp. - Class A (a)	25,000	259,250
		546,210

Financial Services - 8.26%
Century Business Services, Inc. (a)	50,000	205,000
First Albany Companies Inc.	14,000	128,240
Mercer Insurance Group, Inc. (a)	10,000	128,890
New York Cmnty Bncp.	7,000	127,120
		589,250

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 82.06% continued

Healthcare - 5.39%
Albany Molecular Research (a)	6,000	61,680
HEALTHSOUTH Corporation (a)	30,000	154,500
Isotechnika Inc. (a)	20,000	42,200
STERIS Corp.	5,000	126,250
		384,630

Machinery and Equipment - 21.95%
3 Com Corporation (a)	50,000	178,000
ADC Telecommunications, Inc. (a)	100,000	199,000
Cronos Group	10,000	126,000
Gardner Denver Inc. (a)	3,000	118,530
GEHL (a)	3,000	80,130
JDS Uniphase (a)	100,000	167,000
Mine Safety Appliance	5,000	193,700
OmniVision Technologies, Inc. (a)	7,000	106,050
OSI Systems Inc. (a)	10,000	175,100
Symmetricon, Inc. (a)	20,000	221,800
		1,565,310

Real Estate - 2.06%
Jameson Inns (a)	100,000	147,000
		147,000

Software and Services - 8.74%
Computer Horizons (a)	50,000	182,500
Novell (a)	35,000	208,600
VERITAS Software Corp. (a)	10,000	232,200
		623,300

TOTAL COMMON STOCKS (Cost $5,628,466)		5,853,437

Investment Companies - 5.92%
Boulder Growth & Inc.	18,300	122,244
New Germany Fund, Inc.	10,000	91,400
Zweig Total Return Fund, Inc	40,375	208,335
		421,979

Money Market Securities - 13.79%
First American Government Obligations Fund -	983,274	983,274
Class S, 1.94%, (Cost $2,143,191) (b)

TOTAL INVESTMENTS (Cost $7,010,472) - 101.77%		$ 7,258,691

Liabilities in excess of other assets - -(1.77)%		(126,244)

TOTAL NET ASSETS - 100.00%		$ 7,132,446

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

Ancora Trust
Ancora Bancshares
Schedule of Investments
March 31, 2005 (Unaudited)

Common Stocks - 81.77%	Shares	Value

Financial Services - 1.89%
First Albany Cos. Inc.	5,500	50,380
		50,380

Insurance Companies - 8.48%
Axis Capital Holdings	2,000	54,080
IPC Holdings	1,000	39,280
Mercer Ins. Group (a)	3,000	38,667
Montpelier Re.	1,000	35,150
Platinum Underwriters	2,000	59,400
		226,577

Savings Institutions - 24.14%
FirstFed Financial Corp. (a)	2,000	102,020
First Niagara Financial Group, Inc.	10,000	132,100
Indymac Bancorp	2,500	85,000
Itla Capital Corporation (a)	2,200	109,912
New York Community Bancorp.	7,000	127,120
Sovereign Bancorp	4,000	88,640
		644,792

Commercial Banks - 47.26%
Ameriserv Financial (a)	10,000	56,100
Central Pacific Financial Corp.	3,300	111,045
Columbia Bancorp of Oregon	7,000	124,250
Commerce Bancshares, Inc.	1,575	75,915
Community Bancorp. (a)	3,000	75,570
First Bank Alma Mich.	2,000	50,100
First Community Bancshares, Inc.	3,000	84,210
Franklin Bank Corp. (a)	6,000	103,500
Independence Community Bank	2,000	78,000
Irwin Financial Corporation	3,000	69,060
Mercantile Bankshares Corporation	2,000	101,720
North Fork Bancorp	2,000	55,480
Oriental Financial Group	5,000	117,100
Partners Trust Financial	5,000	53,000
Sky Financial Group, Inc.	4,000	107,280
		1,262,330

TOTAL COMMON STOCKS (Cost $2,092,883)		2,184,079

TOTAL INVESTMENTS (Cost $2,092,883) - 81.77%		$ 2,184,079

Cash and other assets less liabilities - 18.23%		486,924

TOTAL NET ASSETS - 100.00%		$ 2,671,003

(a) Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 27, 2005